Summary of number and weighted average exercise prices of deferred shares units (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	43,455	20,256	29,645
Number of Options, Granted	2,000	23,200	7,200
Number of Options, Ending	42,030	43,455	20,256
Deferred share unit [member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	16,920	6,920	8,480
Number of Options, Granted	80,000	11,200	4,800
Number of Options, Exercised		(1,200)	(6,360)
Number of Options, Ending	96,920	16,920	6,920